Trade and Notes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Trade and Notes Payable
Trade payable for raw materials		¥ 2,991,538	¥ 624,666
Notes payable		168,977
Total	$ 484,370	¥ 3,160,515	¥ 624,666